Disclosure of detailed information about purchase price allocation (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Consideration paid
Cash	$ 648,385
Number of shares issued	30,906,594
Issuance of 30,906,594 common shares	$ 445,333
Acquisition of assets	1,093,718
Net assets acquired
Cash and cash equivalents	8,707
Other current assets	1,217
Royalty, streams and other interests	1,116,115
Current liabilities	(435)
Deferred income tax liability	(31,886)
Net assets acquired	$ 1,093,718